Investments carried under the equity method	12 Months Ended
Dec. 31, 2021
Investments carried under the equity method [Abstract]
Investments carried under the equity method
Note 7.- Investments carried under the equity method

The table below shows the breakdown and the movement of the investments held in associates for 2021 and 2020:

Investments in associates	2021	2020
Initial balance	116,614	139,925
Share of profit	12,304	510
Distributions	(36,877)	(23,703)
Acquisitions	202,345	-
Others (incl. currency translation differences)	195	(118)
Final balance	294,581	116,614

The increase in investments carried under the equity method in 2021, is primarily due to the investment made in Vento II in June 2021, partially offset by the distributions received from this portfolio since then for $14.8 million, from Honaine for $4.4 million ($4.5 million in 2020) and from Amherst for $17.7 million ($16.1 million in 2020). A significant portion of the distributions received from Amherst are distributed by the Company to Algonquin Power Co. (Note 13).

The tables below shows a breakdown of stand-alone amounts of assets, revenues and profit and loss as well as other information of interest for the years 2021 and 2020 for the associated companies:

Company	% Shares	Non- current assets	Current assets	Project debt	Other non- current liabilities	Other current liabilities	Revenue	Operating profit/ (loss)	Net profit/ (loss)	Investment under the equity method
2007 Vento II, LLC (*)	49.00	459,037	13,511	-	62,387	10,259	104,461	34,216	32,806	195,952
Windlectric Inc (**)	30.00	310,751	11,036	-	207,404	38,126	24,008	10,442	152	41,911
Myah Bahr Honaine, S.P.A.(***)	25.50	151,830	59,020	51,721	18,142	3,293	53,450	33,935	24,899	38,922
Pemcorp SAPI de CV (****)	30.00	127,892	117,083	146,931	101,439	2,925	40,166	6,561	(6,522)	15,358
Pectonex, R.F. Proprietary Limited	50.00	2,356	-	-	-	1	-	(186)	(186)	1,495
Evacuación Valdecaballeros, S.L.	57.16	17,185	976	-	15,022	156	938	(63)	(93)	923
Evacuación Villanueva del Rey, S.L	40.02	2,637	63	-	1,601	172	-	59	-	-
ABY Infraestructuras S.L.U.	20.00	238	46	-	-	5	-	(54)	(54)	21
As of December 31, 2021										294,581

Company	% Shares	Non- current assets	Current assets	Project Debt	Other non- current liabilities	Other current liabilities	Revenue	Operating profit/loss	Net profit/ (loss)	Investment under the equity method
Windlectric Inc (**)	30.00	316,251	7,299	-	216,765	31,403	23,663	10,451	(493)	59,116
Myah Bahr Honaine, S.P.A.(***)	25.50	165,688	57,808	63,356	17,617	3,636	50,739	30,519	12,402	39,204
Pemcorp SAPI de CV (****)	30.00	127,429	121,468	154,937	104,893	3,190	28,832	3,068	(6,237)	15,514
Pectonex, R.F. Proprietary Limited	50.00	2,743	-	-	-	1	-	(168)	(168)	1,587
Evacuación Valdecaballeros, S.L.	57.16	19,531	1,130	-	16,721	646	853	(167)	(194)	976
Evacuación Villanueva del Rey, S.L	40.02	3,201	134	-	1,861	257	-	52	-	-
Ca Ku A1, S.A.P.I de CV (PTS)	5.00	468,131	156,528	-	604,986	25,773	80,240	17,415	1,615	30
ABY Infraestructuras S.L.U.	20.00	135	84	-	-	63	-	(53)	(53)	17
Other renewable energy joint ventures (*****)	50.00	323	210	-	-	19		(66)	(66)	169
As of December 31, 2020										116,614

The Company has no control over Evacuación Valdecaballeros, S.L. as all relevant decisions of this company require the approval of a minimum of shareholders accounting for more than 75% of the shares.

None of the associated companies referred to above is a listed company.

(*) 2007 Vento II, LLC, is the holding company of a 596 MW portfolio of wind assets in the U.S., 0.49% owned by Atlantica since June 16, 2021, and accounted for under the equity method in these Consolidated Financial Statements (Note 1). Share of profit of 2007 Vento II, LLC. included in these Consolidated Financial Statements amounts to $8.4 million in 2021.

 (**) Windlectric Inc., the project entity, is 100% owned by Amherst Island Partnership which is accounted for under the equity method in these Consolidated Financial Statements.

(***) Myah Bahr Honaine, S.P.A., the project entity, is 51% owned by Geida Tlemcen, S.L. which is accounted for using the equity method in these Consolidated Financial Statements. Geida Tlemcen, S.L. is 50% owned by Atlantica. Share of profit of Myah Bahr Honaine S.P.A. included in these Consolidated Financial Statements amounts to $6.4 million in 2021 and $3.1 million in 2020.

(****) Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V. which is accounted for under the equity method in these Consolidated Financial Statements. Arroyo Netherlands II B.V. is 30% owned by Atlantica. Share of profit of Pemcorp SAPI de CV included in these Consolidated Financial Statements amounts to a loss of $2.0 million in 2021 and a loss of $1.9 million in 2020.

(*****) Other renewable energy joint ventures in 2020 corresponded to investments made in the following entities: AC Renovables Sol 1 SAS Esp, PA Renovables Sol 1 SAS Esp, SJ Renovables Sun 1 SAS Esp and SJ Renovables Wind 1 SAS Esp. As of December 31, 2021, these entities have been fully consolidated as the Company has gained control over these entities under IFRS 10, Consolidated Financial Statements.